Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Brazos Education Loan Authority, Inc. (the “Authority”)

RBC Capital Markets, LLC (the “Structuring Agent”)

(together, the “Specified Parties”)

Re:	Brazos Education Loan Authority, Inc., FFELP Loan Asset-Backed Notes, Series 2021-1 (“BELA 2021-1”) – Data File Procedures

We have performed the procedures described below on the specified attributes in the Data File (defined below) containing 38,039 student loans, which we were informed are intended to be included as collateral in the offering by BELA 2021-1. The Authority is responsible for the specified attributes identified by the Authority in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, and Loan Period End Dates and Repayment Terms were within one (1) month.

•	The term “Cutoff Date” means July 31, 2021.

•

The term “Data File” means an electronic data file entitled “BELA 2004 July 2021.txt” provided by the Structuring Agent, on behalf of the Authority, on August 13, 2021, containing information on 88,403 student loans as of the Cutoff Date, adjusted to exclude 50,364 student loans contained in an electronic data file entitled “BELA 2021-1—Loan LUIDs—20210813—v1.xlsx,” provided by the Structuring Agent on August 13, 2021, on behalf of the Authority. The resulting Data File contains 38,039 student loans (the “Student Loans”).

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

•

The term “Brazos Lookup Code Document for Student Loans Serviced by Nelnet” means a document provided by the Authority containing code definitions related to Loan Status, and Repayment Schedule Type for student loans serviced by Nelnet, Inc. (“Nelnet”), attached hereto as Exhibit B.

•

The term “Brazos Lookup Code Document for Student Loans Serviced by Navient” means a document provided by the Authority containing code definitions related to Loan Status, and Repayment Schedule Type for student loans serviced by Navient Solutions, LLC (“Navient”), attached hereto as Exhibit B.

•

The term “Brazos Lookup Code Document for Student Loans Serviced by AES” means a document provided by the Authority containing code definitions related to Loan Type, Loan Status, Repayment Term, and Repayment Schedule Type for student loans serviced by American Education Services (“AES”), attached hereto as Exhibit B.

•	The term “Loan File” means any file containing some or all of the following documents for each of the Selected Student Loans (defined below):

•

From the SLS System, which means Nelnet’s servicing system for student loans serviced by Nelnet: DISPLAY LOANS BY GROUP Screen, INQUIRE LOAN FILE, PAGE 1 Screen, INQUIRE GROUP FILE, PAGE 1 OF 2 Screen, DISPLAY LOAN HISTORY Screen, DISPLAY LOAN HISTORY DETAIL Screen, DISPLAY BORROWER, PAGE 1 Screen, DEFERMENT/FORBEARANCE HISTORY BY DATE Screen, DSP Borrower Groups Save Screen, DISPLAY GROUP PAYOFF/DELINQUENT PAYMENT TOTALS Screen, and DISPLAY BORROWER HISTORY Screen;

•

From the CLASS System, which means Navient’s servicing system for student loans serviced by Navient: #111 ACCT BALANCE Screen (“#111 Screen”), #115 LOAN DIRECTORY Screen (“#115 Screen”), #122 PAYMENT SCHEDULE Screen (“#122 Screen”), #128 BORROWER CRITICAL DATA UPDATE Screen (“#128 Screen”), #133 MONETARY HISTORY Screen (“#133 Screen”), and #135 EFFECTIVE STATUS HISTORY Screen (“#135 Screen;

•

From the AES System, which means AES’ servicing system for student loans serviced by AES: LOAN DETAIL INFORMATION Screen, INTEREST RATE CHANGE/HISTORY Screen, LOAN FINANCIAL ACTIVITY Screen, DEFERMENT/FORBEARANCE SUMMARY Screen, BORROWER DETAIL Screen, DEFERMENT/FORBEARANCE LOAN DETAIL Screen, and REPAYMENT SCHEDULE SUMMARY SELECTION Screen; and,

•	Brazos Lookup Code Document for Student Loans Serviced by Nelnet, Brazos Lookup Code Document for Student Loans Serviced by Navient, Brazos Lookup Code Document for Student Loans Serviced by AES.

The Authority represented that the Loan File was either the original Loan File, a copy of the original Loan File, and/or a copy of electronic records contained within the SLS System, CLASS System, or AES System. We make no representation regarding the validity, enforceability, authenticity or accuracy of any information in the Loan File.

•	The term “Instructions” means the instructions provided by the Authority pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term “Provided Information” means the Loan File and Instructions.

The procedures we were instructed by the Authority to perform and the associated findings are as follows:

A.

We randomly selected a sample of 100 Student Loans from the Data File (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A. For purposes of this procedure, the Authority did not inform us of the basis they used to determine the number of Student Loans we were instructed to randomly select from the Data File.

B.

For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Loan File / Instructions

Loan Type

For Selected Student Loans serviced by Nelnet:

Consider all Selected Student Loans serviced by Nelnet to have a Loan Type of “Title IV.”

For Selected Student Loans serviced by Navient:

“PG” field on the #115 Screen

Consider the Loan Type to be “Title IV” if the value in the “PG” field on the #115 Screen is “SM.”

For Selected Student Loans serviced by AES:

“LOAN PGM” field on the LOAN DETAIL INFORMATION Screen and Brazos Lookup Code Document

Current Interest Rate

For Selected Student Loans serviced by Nelnet:

“IR” field on the DISPLAY LOANS BY GROUP Screen, “INT RATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen, and “I RATE” and “IP” fields on the DISPLAY LOAN HISTORY Screen

In the event two interest rates are listed in the “IR” field on the DISPLAY LOANS BY GROUP Screen or in the “INT RATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen, subtract the interest rate listed on the right from the interest rate listed on the left in the respective fields.

In the event the Current Interest Rate does not agree to the “IR” field on the DISPLAY LOANS BY GROUP Screen or the “INT RATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen, subtract the interest rate in the “IP” field on the DISPLAY LOAN HISTORY Screen from the interest rate in the “I RATE” field on the DISPLAY LOAN HISTORY Screen.

For Selected Student Loans serviced by Navient:

“EFFECTIVE INT RATE” field on the #128 Screen

For Selected Student Loans serviced by AES:

“INT RTE” field on the LOAN DETAIL INFORMATION Screen and “INTEREST RATE,” “EFFECTIVE BEGIN,” and “EFFECTIVE END” fields on the INTEREST RATE CHANGE/HISTORY Screen

In the event the Current Interest Rate does not agree to the “INT RTE” field on the LOAN DETAIL INFORMATION Screen, compare to the “INTEREST RATE” field on the INTEREST RATE CHANGE/HISTORY Screen where the Cutoff Date was between the corresponding dates shown in the “EFFECTIVE BEGIN” and “EFFECTIVE END” fields on the INTEREST RATE CHANGE/HISTORY Screen.

Attribute	Loan File / Instructions
Current Loan Balance

For Selected Student Loans serviced by Nelnet:

“CURR-PRN” field on the DISPLAY LOANS BY GROUP Screen, “BAL” and “EFFECT” fields on the DISPLAY LOAN HISTORY DETAIL Screen, and “BAL” and “EFFECT” fields on the DISPLAY LOAN HISTORY Screen

In the event the Current Loan Balance does not agree to the “CURR-PRN” field on the DISPLAY LOANS BY GROUP Screen, compare to the “BAL” field on the DISPLAY LOAN HISTORY DETAIL Screen and/or the DISPLAY LOAN HISTORY Screen with account activity information that occurred on or prior to the Cutoff Date as shown in the “EFFECT” field on the DISPLAY LOAN HISTORY DETAIL Screen and/or the DISPLAY LOAN HISTORY Screen.

For Selected Student Loans serviced by Navient:

“DECLINING BALANCE” field and “EFF DATE” field on the #133 Screen

Compare to the “DECLINING BALANCE” field on the #133 Screen with account activity information that occurred on or prior to the Cutoff Date in the “EFF DATE” field on the #133 Screen.

For Selected Student Loans serviced by AES:

“CUR PRIN” field on the LOAN DETAIL INFORMATION Screen and “PRINCIPAL BALANCE” and “EFFECTIVE DATE” fields on the LOAN FINANCIAL ACTIVITY Screen

In the event the Current Loan Balance does not agree to the “CUR PRIN” field on the LOAN DETAIL INFORMATION Screen, compare to the “PRINCIPAL BALANCE” field on the LOAN FINANCIAL ACTIVITY Screen with account activity information that occurred on or prior to the Cutoff Date as shown in the “EFFECTIVE DATE” field on the LOAN FINANCIAL ACTIVITY Screen.

First Disbursement Date

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field on the DISPLAY LOANS BY GROUP Screen and “1ST DISB DATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen

For Selected Student Loans serviced by Navient:

“1ST DISB” field on the #115 Screen

For Selected Student Loans serviced by AES:

“1ST DISB DATE” field on the LOAN DETAIL INFORMATION Screen

Attribute	Loan File / Instructions

Loan Status

For Selected Student Loans serviced by Nelnet:

“STATUS” field on the DISPLAY LOANS BY GROUP Screen, “STATUS” field on the INQUIRE LOAN FILE, PAGE 1 Screen, “TYP D/F,” “START DATE,” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen, and “EFFECT” and “BAL” fields on the DISPLAY LOAN HISTORY Screen, and Brazos Lookup Code Document for Student Loans Serviced by Nelnet

In the event the Loan Status does not agree to the “STATUS” field on the DISPLAY LOANS BY GROUP Screen and/or the INQUIRE LOAN FILE, PAGE 1 Screen, compare to the “TYP D/F” field on the DEFERMENT/ FORBEARANCE HISTORY BY DATE Screen with account activity where the Cutoff Date is between the corresponding dates shown in the “START DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen. If the first letter in the “TYP D/F” field is “F,” consider the Loan Status to be “Forbearance.” If the first letter in the “TYP D/F” field is “D,” consider the Loan Status to be “Deferment.”

Consider the Loan Status to be “Repayment” if there was no account activity made on or prior to the Cutoff Date where the Cutoff Date was between the corresponding dates shown in the “START DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen.

In the event the “STATUS” field on the DISPLAY LOANS BY GROUP Screen and/or the INQUIRE LOAN FILE, PAGE 1 Screen shows a value of “P90” and a borrower payment was made prior to the Cutoff Date as indicated on the “BAL” and “EFFECT” fields on the DISPLAY LOAN HISTORY Screen, respectively, consider the Loan Status to be “Repayment.”

For Selected Student Loans serviced by Navient:

“STAT” field on the #115 Screen and Brazos Lookup Code Document for Student Loans Serviced by Navient

For Selected Student Loans serviced by AES:

“STATUS” field on the LOAN DETAIL INFORMATION Screen and “DEFER/FORB TYPE,” “BEGIN DATE,” and “END DATE fields on the DEFERMENT/FORBEARANCE SUMMARY Screen, “SCHED TYPE” and “1ST DUE DATE” fields on the REPAYMENT SCHEDULE SUMMARY SELECTION Screen, and Brazos Lookup Code Document for Student Loans Serviced by AES

Attribute	Loan File / Instructions
In the event the Loan Status does not agree to the “STATUS” field on the LOAN DETAIL INFORMATION Screen, compare to the “DEFER/FORB TYPE” field on the DEFERMENT/FORBEARANCE SUMMARY Screen with account activity where the Cutoff Date is between the corresponding dates shown in the “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE SUMMARY Screen. If the first letter in the “DEFER/FORB TYPE” field is “F,” consider the Loan Status to be “Forbearance.” If the first letter in the “DEFER/FORB TYPE” field is “D,” consider the Loan Status to be “Deferment.”

In the event either (i) there was no account activity where the Cutoff Date was between the corresponding dates shown in the “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE SUMMARY Screen or (ii) the “SCHED TYPE” field on the REPAYMENT SCHEDULE SUMMARY SELECTION Screen showed a value of “L” where the Cutoff Date was after the corresponding date shown in the “1ST DUE DATE” field on the REPAYMENT SCHEDULE SUMMARY SELECTION Screen, consider the Loan Status to be “Repayment.”

Borrower State

For Selected Student Loans serviced by Nelnet:

“STATE” field on the DISPLAY BORROWER, PAGE 1 Screen, “P” field on the DSP Borrower Groups Save Screen, and “DATE” and “PGM ID” fields on the DISPLAY BORROWER HISTORY Screen

In the event the Borrower State does not agree to the “STATE” field on the DISPLAY BOROWER, PAGE 1 Screen or to the “P” field on the DSP Borrower Groups Save Screen, compare to the information in the “PGM ID” field with account activity information occurring after the Cutoff Date as shown in the “DATE” field on the DISPLAY BORROWER HISTORY Screen.

For Selected Student Loans serviced by Navient:

“ST” field on the #111 Screen

For Selected Student Loans serviced by AES:

“ADDRESS” field on the BORROWER DETAIL Screen

Loan Period Begin Date

For Selected Student Loans serviced by Nelnet:

“1ST DISB DATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen and “START DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen

In the event the Loan Status is “Repayment,” compare to the date shown in the “1ST DISB DATE” field on the INQUIRE LOAN FILE, PAGE 1 Screen.

In the event the Loan Status is either “Forbearance” or “Deferment,” compare to the date shown in the “START DATE” field on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen with account activity where the Cutoff Date is between the corresponding dates shown in the “START DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen.

Attribute	Loan File / Instructions

For Selected Student Loans serviced by Navient:

“RPMT BEG DT” field on the #111 Screen and “BEG DATE” and “END DATE” fields on the #135 Screen

In the event the Loan Status is “Repayment,” compare to the date shown in the “RPMT BEG DT” field on the #111 Screen.

In the event the Loan Status is either “Forbearance” or “Deferment,” compare to the date shown in the “BEG DATE” field on the #135 Screen with account activity where the Cutoff Date is between the corresponding dates shown in the “BEG DATE” and “END DATE” fields on the #135 Screen.

For Selected Student Loans serviced by AES:

“REPAYMENT START” field on the LOAN DETAIL INFORMATION Screen, “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE LOAN DETAIL Screen, “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE SUMMARY Screen

In the event the Loan Status is “Repayment,” compare to the date shown in the “REPAYMENT START” field on the LOAN DETAIL INFORMATION Screen.

In the event the Loan Status is either “Forbearance” or “Deferment,” compare to the date shown in the “BEGIN DATE” field on the DEFERMENT/FORBEARANCE LOAN DETAIL Screen and/or the DEFERMENT/FORBEARANCE SUMMARY Screen with account activity where the Cutoff Date is between the corresponding dates shown in the “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE LOAN DETAIL Screen and/or the DEFERMENT/FORBEARANCE SUMMARY Screen, as applicable.

Loan Period End Date

For Selected Student Loans serviced by Nelnet:

“START DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen

In the event the Loan Status is “Repayment,” recompute the Loan Period End Date as follows:

•  Add the number of months shown in the recomputed Repayment Term to the Cutoff Date.

•  Add one (1) day to the result.

In the event the Loan Status is either “Forbearance” or “Deferment,” compare to the date shown in the “END DATE” field on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen with account activity where the Cutoff Date is between the corresponding dates shown in the “START DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen.

Attribute	Loan File / Instructions

For Selected Student Loans serviced by Navient:

“ANTICPD PIF DT” field on the #111 Screen and “BEG DATE” and “END DATE” fields on the #135 Screen

In the event the Loan Status is “Repayment,” compare to the date shown in the “ANTICPD PIF DT” field on the #111 Screen.

In the event the Loan Status is either “Forbearance” or “Deferment,” compare to the date shown in the “END DATE” field on the #135 Screen with account activity where the Cutoff Date is between the corresponding dates shown in the “BEG DATE” and “END DATE” fields on the #135 Screen.

For Selected Student Loans serviced by AES:

“EXP PAYOFF DATE” field on the LOAN DETAIL INFORMATION Screen, “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE LOAN DETAIL Screen, and “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE SUMMARY Screen

In the event the Loan Period End Date does not agree to the date shown on the “EXP PAYOFF DATE” field on the LOAN DETAIL INFORMATION Screen, recompute the Loan Period End Date as follows:

•  Add the number of months shown in the recomputed Repayment Term to the Cutoff Date.

•  Add one (1) day to the result.

In the event the Loan Status is either “Forbearance” or “Deferment,” compare to the date shown in the “END DATE” field on the DEFERMENT/FORBEARANCE LOAN DETAIL Screen and/or the DEFERMENT/FORBEARANCE SUMMARY Screen with account activity where the Cutoff Date was between the corresponding dates shown in the “BEGIN DATE” and “END DATE” fields on the DEFERMENT/FORBEARANCE LOAN DETAIL Screen and/or the DEFERMENT/FORBEARANCE SUMMARY Screen, as applicable.

For Selected Student Loan #95, reference an e-mail from AES indicating the Loan Period End Date was February 28, 2022.

Repayment Term

For Selected Student Loans serviced by Nelnet:

“REMAINING” field on the INQUIRE LOAN FILE, PAGE 1 Screen, “NO. PMTS REMAINING” field on the INQUIRE GROUP FILE, PAGE 1 OF 2 Screen, “BAL” and “EFFECT” fields on the DISPLAY LOAN HISTORY DETAIL Screen, and “BAL” and “EFFECT” fields on the DISPLAY LOAN HISTORY Screen

Attribute	Loan File / Instructions

In the event the Repayment Term does not agree to the value shown on the “REMAINING” field on the INQUIRE LOAN FILE, PAGE 1 Screen or to the “NO. PMTS REMAINING” field on the INQUIRE GROUP FILE, PAGE 1 OF 2 Screen, and either a payment was made or a late charge was assessed following the Cutoff Date, as shown on the “BAL” and “EFFECT” fields on the DISPLAY LOAN HISTORY DETAIL Screen and/or the DISPLAY LOAN HISTORY Screen, add one (1) month to the Remaining Term shown on the “REMAINING” field on the INQUIRE LOAN FILE, PAGE 1 Screen.

In the event a Deferment or Forbearance was retroactively added to the loan following the Cutoff Date, subtract the number of months between the Deferment or Forbearance start date and the Deferment or Forbearance end date, both as shown in the “EFFECT” field on the DISPLAY LOAN HISTORY Screen, from the Remaining Term shown on the “REMAINING” field on the INQUIRE LOAN FILE, PAGE 1 Screen.

For Selected Student Loans serviced by Navient:

“REMAINING TERM” field on the #122 Screen and “DECLINING BALANCE” and “EFF DATE” fields on the #133 Screen

In the event a payment was made after the Cutoff Date, as shown on the “DECLINING BALANCE” and “EFF DATE” fields on the #133 Screen, add one (1) month to the Remaining Term shown on the “REMAINING TERM” field on the #122 Screen.

For Selected Student Loans serviced by AES:

Compare to the Repayment Terms listed in the Brazos Lookup Code Document for Student Loans Serviced by AES.

Repayment Schedule Type

For Selected Student Loans serviced by Nelnet:

“ID” field on the DISPLAY GROUP PAYOFF/DELINQUENT PAYMENT TOTALS Screen, “IBR” field on the DISPLAY LOAN HISTORY DETAIL Screen, “TYP D/F,” “START DATE,” and “END DATE” fields on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen, and the Brazos Lookup Code Document for Student Loans Serviced by AES

In the event the Repayment Schedule Type did not agree to the “ID” field on the DISPLAY GROUP PAYOFF/DELINQUENT PAYMENT TOTALS Screen, consider the Repayment Schedule Type to be “IBR – Standard” if the letter shown on the “IBR” field on the DISPLAY LOAN HISTORY DETAIL Screen was “B” and the Repayment Schedule Type to be “IBR – PFH” if the letter shown on the “IBR” field on the DISPLAY LOAN HISTORY DETAIL Screen was “F.”

Attribute	Loan File / Instructions

In the event the Repayment Schedule Type did not agree to the “IBR” field on the DISPLAY LOAN HISTORY DETAIL Screen, consider the Repayment Schedule Type to be “IBR – PFH” if the first letter shown in the “TYP D/F” field on the DEFERMENT/FORBEARANCE HISTORY BY DATE Screen with account activity where the Cutoff Date was between the corresponding dates shown in the “START DATE” and “END DATE” fields on the DEFERMENT/ FORBEARANCE HISTORY BY DATE Screen was “F.”

For Selected Student Loans serviced by Navient:

“SCHD/SUBCAT” field on the #122 Screen and Brazos Lookup Code Document for Student Loans Serviced by Navient

For Selected Student Loans serviced by AES:

“SCHEDULE TYPE” field on the LOAN DETAIL INFORMATION Screen and “SCHED TYPE” field on the REPAYMENT SCHEDULE SUMMARY SELECTION Screen and the Brazos Lookup Code Document for Student Loans Serviced by AES

In the event the “SCHEDULE TYPE” field on the LOAN DETAIL INFORMATION Screen was blank, consider the Repayment Schedule Type to be “Unknown.”

In the event the “SCHEDULE TYPE” field on the LOAN DETAIL INFORMATION Screen or the “SCHED TYPE” field on the REPAYMENT SCHEDULE SUMMARY SELECTION Screen was either “SELECT 2” or “EXT SEL 2,” consider the Repayment Schedule Type to be (i) “IO” if the value shown in the “PAYMENTSMADE” field in the Data File was less than 25 or (ii) “Level” if the value shown in the “PAYMENTSMADE” field in the Data File was greater than or equal to 25.

In the event the “SCHEDULE TYPE” field on the LOAN DETAIL INFORMATION Screen or the “SCHED TYPE” field on the REPAYMENT SCHEDULE SUMMARY SELECTION Screen was either “SELECT 5” or “S5,” consider the Repayment Schedule Type to be (i) “IO” if the value shown in the “PAYMENTSMADE” field in the Data File was less than 61 or (ii) “Level” if the value shown in the “PAYMENTSMADE” field in the Data File was greater than or equal to 61.

In the event the “SCHEDULE TYPE” field on the LOAN DETAIL INFORMATION Screen was “EXT FIXED,” consider the Repayment Schedule Type to be “Level.”

Loan Program

For Selected Student Loans serviced by Nelnet:

“TYPE” field on the DISPLAY LOANS BY GROUP Screen and “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen

Consider the Loan Program to be “Consolidation” if the value in the “TYPE” field on the DISPLAY LOANS BY GROUP Screen or the “LOAN TYPE” field on the INQUIRE LOAN FILE, PAGE 1 Screen was “CONS.”

Attribute	Loan File / Instructions

For Selected Student Loans serviced by Navient:

“PG” field on the #115 Screen

Consider the Loan Program to be “Consolidation” if the value in the “PG” field on the #115 Screen was “SM.”

For Selected Student Loans serviced by AES:

“LOAN PGM” field on the LOAN DETAIL INFORMATION Screen

Consider the Loan Program to be “Consolidation” if the last three characters in the “LOAN PGM” field on the LOAN DETAIL INFORMATION Screen was either “CNS,” “SPC” or if the value in the “LOAN PGM” field is “CNSLDN.”

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Authority to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Authority and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Authority, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information, which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California

September 10, 2021

Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID	Selected Student Loan Number	Student Loan ID
1	20211001	41	20211041	81	20211081
2	20211002	42	20211042	82	20211082
3	20211003	43	20211043	83	20211083
4	20211004	44	20211044	84	20211084
5	20211005	45	20211045	85	20211085
6	20211006	46	20211046	86	20211086
7	20211007	47	20211047	87	20211087
8	20211008	48	20211048	88	20211088
9	20211009	49	20211049	89	20211089
10	20211010	50	20211050	90	20211090
11	20211011	51	20211051	91	20211091
12	20211012	52	20211052	92	20211092
13	20211013	53	20211053	93	20211093
14	20211014	54	20211054	94	20211094
15	20211015	55	20211055	95	20211095
16	20211016	56	20211056	96	20211096
17	20211017	57	20211057	97	20211097
18	20211018	58	20211058	98	20211098
19	20211019	59	20211059	99	20211099
20	20211020	60	20211060	100	20211100
21	20211021	61	20211061
22	20211022	62	20211062
23	20211023	63	20211063
24	20211024	64	20211064
25	20211025	65	20211065
26	20211026	66	20211066
27	20211027	67	20211067
28	20211028	68	20211068
29	20211029	69	20211069
30	20211030	70	20211070
31	20211031	71	20211071
32	20211032	72	20211072
33	20211033	73	20211073
34	20211034	74	20211074
35	20211035	75	20211075
36	20211036	76	20211076
37	20211037	77	20211077
38	20211038	78	20211078
39	20211039	79	20211079
40	20211040	80	20211080

Note:	The Authority has assigned a unique ID number to each Student Loan in the Data File. The Student Loan IDs referred to in this Exhibit are not the Authority’s Student Loan ID numbers.

Exhibit B

Brazos Lookup Code Document for Student Loans Serviced by Nelnet

Loan Status

Loan Status per Loan File	Loan Status per Data File
D10	Deferment
FVP	Forbearance
P30	Repayment
P90	Repayment

Repayment Schedule Type

Repayment Schedule Type per Loan File	Repayment Schedule Type per Data File
Graduates	Graduate
Standard	Level

Brazos Lookup Code Document for Student Loans Serviced by Navient

Loan Status

Loan Status per Loan File	Loan Status per Data File
RPMT	Repayment
DSCH	Deferment

Repayment Schedule Type

Repayment Schedule Type per Loan File	Repayment Schedule Type per Data File
L	Level
J	IBR – Standard

Brazos Lookup Code Document for Student Loans Serviced by AES

Loan Type

Loan Type per Loan File	Loan Type per Data File
SUBCNS	Title IV
UNCNS	Title IV
SUBSPC	Title IV
UNSPC	Title IV
CNSLDN	Title IV

Loan Status

Loan Status per Loan File	Loan Status per Data File
Pre-Claim Submitted	Repayment
Repayment	Repayment
Forbearance	Forbearance
Deferment	Deferment

Repayment Schedule Type

Repayment Schedule Type per Loan File	Repayment Schedule Type per Data File
Graduated	Graduate
STNDRD	Level
L	Level
IBR-PFH	IBR - PFH
IBR-PS	IBR - Standard

Repayment Term

Student Loan Number	Repayment Term per Loan File	Student Loan Number	Repayment Term per Loan File	Student Loan Number	Repayment Term per Loan File
20211038	38	20211059	58	20211080	37
20211039	74	20211060	158	20211081	226
20211040	89	20211061	32	20211082	62
20211041	131	20211062	69	20211083	111
20211042	158	20211063	120	20211084	62
20211043	144	20211064	87	20211085	117
20211044	184	20211065	143	20211086	114
20211045	158	20211066	46	20211087	39
20211046	235	20211067	57	20211088	126
20211047	112	20211068	71	20211089	89
20211048	174	20211069	194	20211090	89
20211049	179	20211070	203	20211091	185
20211050	166	20211071	149	20211092	110
20211051	53	20211072	83	20211093	116
20211052	52	20211073	263	20211094	131
20211053	50	20211074	145	20211095	123
20211054	95	20211075	13	20211096	53
20211055	283	20211076	119	20211097	72
20211056	36	20211077	37	20211098	244
20211057	118	20211078	203	20211099	126
20211058	150	20211079	51	20211100	140

Exhibit C

Exceptions List

Selected Student Loan Number	Student Loan ID	Attribute	Per Data File	Per Loan File
49	202149	Repayment Schedule Type	Unknown	Level